Victory Pioneer Select Mid Cap Growth VCT Portfolio Investment Strategy - Victory Pioneer Select Mid Cap Growth VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Growth Index ($101.94 billion as of December 31, 2025) or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Growth Index ($105.6 billion as of December 31, 2025), as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. The size of the companies in the index changes constantly as a result of market conditions and the composition of the index. The Fund’s investments will not be confined to securities issued by companies included in the index. For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (“REITs”), and preferred stocks. The Fund may invest in initial public offerings of equity securities.The Fund may invest in securities of issuers in any industry or market sector. The Fund may invest up to 20% of its total assets in debt securities. The Fund may invest up to 5% of its net assets in below-investment-grade debt securities (known as “junk bonds”), including below-investment-grade convertible debt securities, and securities in default.The Fund may invest up to 20% of its net assets in REITs.The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The Fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.The Fund may, but is not required to, use derivatives, such as stock index futures and options. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash or other short-term instruments.The Fund uses a “growth” style of management and seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks, the Fund’s investment adviser employs quantitative analysis, fundamental research and an evaluation of the issuer based on its financial statements and operations. The Adviser relies on the knowledge, experience, and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Adviser focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies.The Adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. The Adviser makes that determination based upon the same criteria it uses to select portfolio securities.